EMPLOYEE BENEFIT PLANS - Weighted-Average Grant Date Fair Value of Restricted Stock Awards (Detail) - Restricted Stock - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Shares
Nonvested restricted stock, Shares, beginning balance	3,365
Nonvested restricted stock, Shares Granted	656
Nonvested restricted stock, Shares Vested	(1,455)
Nonvested restricted stock, Shares Forfeited	(74)
Nonvested restricted stock, Shares, ending balance	2,492	3,365
Weighted-Average Grant-Date Fair Value
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Beginning Balance (in dollars per share)	$ 104.58
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Granted (in dollars per share)	168.12	$ 165.26	$ 103.57
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Vested (in dollars per share)	87.77
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Forfeited (in dollars per share)	135.32
Nonvested restricted stock, Weighted-Average Grant-Date Fair Value, Ending Balance (in dollars per share)	$ 121.94	$ 104.58
Percent of stock with performance-based conditions	27.00%